FAIR VALUE MEASUREMENT (Schedule of components of the liability associated with such warrants) (Details) - Investors' and placement agent's warrants [Member] - Fair value of liability related to warrants
$ in Thousands
12 Months Ended
Dec. 31, 2017 USD ($) shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1, 2017 | shares	0
Fair value of warrants issued to investors and placement agent | shares	1,933,654
Fair value of the adjustment liability warrants issued (see also Note 11c2) | shares	1,701,616
Revaluation of warrants to purchase Common Stock | shares	0
Balance at December 31, 2017 | shares	3,635,270
Balance at January 1, 2017 | $
Fair value of warrants issued to investors and placement agent | $	3,760
Fair value of the adjustment liability warrants issued (see also Note 11c2) | $	2,434
Revaluation of warrants to purchase Common Stock | $	2,978
Balance at December 31, 2017 | $	$ 9,172